Consolidated Statements of Changes in Shareholders' Equity (USD $)	Common Stock	Preferred stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 12,086,538	$ 2,500,000	$ 26,718,403	$ 368,848	$ 76,657	$ (2,622,777)	$ 39,127,669
Beginning Balance, Shares at Dec. 31, 2010	4,624,514	25
Comprehensive income
Net income				3,583,546	0	0	3,583,546
Other comprehensive income					57,074	0	57,074
Total comprehensive income							3,640,620
Cash dividends declared - common stock				(2,613,143)	0	0	(2,613,143)
Cash dividends declared - preferred stock				(187,500)	0	0	(187,500)
Issuance of common stock, shares	103,647
Issuance of common stock, amount	259,117		691,646	0	0	0	950,763
Ending Balance, Amount at Dec. 31, 2011	12,345,655	2,500,000	27,410,049	1,151,751	133,731	(2,622,777)	40,918,409
Ending Balance, Shares at Dec. 31, 2011	4,728,161	25
Comprehensive income
Net income				4,400,690	0	0	4,400,690
Other comprehensive income					38,027	0	38,027
Total comprehensive income							4,438,717
Cash dividends declared - common stock				(2,666,741)	0	0	(2,666,741)
Cash dividends declared - preferred stock				(187,500)	0	0	(187,500)
Issuance of common stock, shares	84,764
Issuance of common stock, amount	211,910		637,780	0	0	0	849,690
Ending Balance, Amount at Dec. 31, 2012	$ 12,557,565	$ 2,500,000	$ 28,047,829	$ 2,698,200	$ 171,758	$ (2,622,777)	$ 43,352,575
Ending Balance, Shares at Dec. 31, 2012	4,812,925	25